UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Bond Trust

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (152.7%)
	Alaska (5.6%)
$1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser (AMT) (AMBAC Insd)	5.00%		01/01/27		$1,404,452
2,000	North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)	0.00		06/30/11		1,816,300
						3,220,752
	California (27.6%)
4,000	Anaheim Public Financing Authority, Distribution Ser 2007 A (MBIA Insd)	4.50		10/01/37		3,807,920
1,000	California, Refg Dtd 04/01/07 Ser 2007 (MBIA Insd)	4.25		08/01/33		916,160
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd)	5.00		07/01/32		1,014,370
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38		1,982,880
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd)	5.00		07/01/25		1,042,270
1,000	Los Angeles Unified School District, Ser 2006 F (MBIA Insd)	5.00		07/01/30		1,040,000
1,000	Sacramento County Sanitation District's Financing Authority, California, Ser 2006 (FGIC Insd)	5.00		12/01/28		1,040,360
1,000	San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA Insd)	5.00		09/01/23		1,021,040
2,080	University of California, Ser 2007-J (FSA Insd)*	4.50		05/15/31		2,055,258
1,920	University of California, Ser 2007-J (FSA Insd)*	4.50		05/15/35		1,897,162
						15,817,420
	Colorado (3.5%)
1,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25		10/01/40		1,013,270
1,000	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00		12/01/30		987,200
						2,000,470
	District of Columbia (1.7%)
1,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31		1,002,290
	Florida (15.0%)
1,000	Broward County Educational Facilities Authority, Florida, Nova Southeastern University Ser 2006 (AGC Insd)	5.00		04/01/31		1,032,070
3,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)	5.00		07/01/26		3,067,200
1,500	Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA Insd)	5.25		10/01/19		1,581,315
2,000	Miami Beach, Florida, Water & Sewer Ser 2000 (AMBAC Insd)	5.75		09/01/25		2,118,260
1,000	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	#	10/01/30		773,620
						8,572,465
	Georgia (3.8%)
2,000	Augusta, Georgia, Water & Sewerage Ser 2000 (FSA Insd)	5.25		10/01/10	**	2,168,620
	Hawaii (3.7%)
2,000	Hawaii, Ser 2001 (FGIC Insd)	5.375		08/01/18		2,143,980
	Illinois (17.1%)
1,500	Chicago Park District, Illinois, Harbor Ser 2003 C (AMBAC Insd)	5.00		01/01/24		1,568,475
2,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32		2,018,300
1,000	Illinois Finance Authority, Swedish American Hospital Ser 2004 (AMBAC Insd)	5.00		11/15/31		991,000
2,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA Insd)	5.50		01/01/15		2,294,700
1,400	Illinois, Ser 2000 (MBIA Insd)	5.75		12/01/17		1,512,560
1,300	Illinois, Ser 2000 (MBIA Insd)	5.75		12/01/18		1,390,688
						9,775,723
	Michigan (2.8%)
1,500	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50		12/01/17		1,582,665
	Minnesota (1.8%)
1,000	Minneapolis Health Care Systems, Minnesota, Fairview Health 2005 Ser D (AMBAC Insd)	5.00		11/15/30		1,005,370
	Nevada (3.1%)
2,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375		01/01/40		1,752,960
	New Hampshire (0.9%)
495	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125		07/01/33		505,063
	New Jersey (1.3%)
705	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875		10/01/31		722,674
	New York (25.5%)
4,000	Hudson Yards Infrastructure Corporation, New York, Ser 2006 A (MBIA Insd)	4.50		02/15/47		3,819,681
1,000	Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)	5.00		09/01/34		1,002,460
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50		01/01/20		1,089,060
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50		07/01/20		2,178,120
1,145	New York City Industrial Development Agency, New York, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/31		1,156,026
1,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46		1,000,300
2,000	New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (MBIA Insd)	5.00		07/01/24		2,069,960
2,295	New York State Housing Finance Agency, Refg 1996 Ser A (FSA Insd)	6.10		11/01/15		2,316,000
						14,631,607
	North Calolina (1.8%)
1,000	University of North Carolina, Hospitals at Chapel Hill Ser 1999 (AMBAC Insd)	5.00		02/15/24		1,023,260
	Pennsylvania (3.6%)
2,000	Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC Insd)	5.25		03/01/18		2,061,380
	Puerto Rico (5.6%)
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) +	5.50		10/01/32		3,184,620
	South Carolina (3.5%)
960	South Carolina State Public Service Authority, Santee Cooper Ser 1997 A (MBIA Insd)	5.00		01/01/29		969,014
1,000	South Carolina State Public Service Authority, Santee Cooper 2006 Ser A (MBIA Insd)	5.00		01/01/36		1,026,590
						1,995,604
	Texas (14.4%)
2,000	Austin, Texas, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00		11/15/27		2,065,480
2,000	Dallas-Forth Worth International Airport, Texas, Refg & Impr Ser 2001 A (AMT) (FGIC Insd)	5.50		11/01/31		2,032,080
3,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23		3,154,530
1,000	Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC Insd)	5.00		05/15/25		1,021,500
						8,273,590
	Virginia (3.6%)
2,000	Norfolk, Virginia, Water Ser 1995 (MBIA Insd)	5.875		11/01/20		2,087,240
	Washington (5.2%)
950	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00		01/01/34		966,910
2010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)*	5.45		12/01/23		2,033,280
						3,000,190
	Wisconsin (1.7%)
1,000	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00		07/01/37		1,000,880
	Total Tax-Exempt Municipal Bonds
	(Cost $85,414,948)					87,528,823

NUMBER OF SHARES (000)
	Short-Term Investment (a) (6.0%)
	Investment Company
3,447	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class (Cost $3,447,287)	3,447,287
	Total Investments
	(Cost $88,862,235)	90,976,110

PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Notes Related to Securities Held (-7.9%)
$(4,510)	Notes with interest rates ranging from 2.41% to 3.78% at January 31, 2008 and contractual maturities of collateral ranging from 12/01/23 to 05/15/35 ++ (b) (Cost ($4,510,000))		(4,510,000)
	Total Net Investments
	(Cost $84,352,235) (c) (d)	150.8%	86,466,110
	Other Assets in Excess of Liabilities	1.5	875,381
	Preferred Shares of Beneficial Interest	(52.4)	(30,018,984)
	Net Assets Applicable to Common Shareholders	100.0%	$57,322,507

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
+	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $37,304.
++	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
*	Underlying security related to inverse floater entered into by the Trust.
#	Currently a zero coupon security, will convert to 5.00% on October 1, 2013.
(a)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
Class, an open-end management investment company managed by the Investment Adviser.
Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley
Institutional Liquidity Tax-Exempt Portfolio - Institutional Class . Income distributions earned by the Fund totaled $16,983, for the period ended January 31, 2008.
(b)	Floating Rate Note Obligations Related to Securities Held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds.
The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as
Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $5,985,700 are held by the
Dealer Trusts and serve as collateral for the $4,510,000 in floating rate note obligations outstanding at that date.
(c)	Securities have been designated as collateral in an amount equal to $22,506,932 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
24	Long	U.S. Treasury Notes 5 Year,	$2,712,000	$48,686
		March 2008
3	Long	U.S. Treasury Notes 5 Year,	337,734	(430)
		June 2008
2	Long	U.S. Treasury Notes 10 Year,	233,438	(317)
		March 2008
89	Long	Swap 10 Year,	10,130,704	279,823
		March 2008
12	Short	U.S. Treasury Notes 2 Year,	(2,558,625)	(13,074)
		March 2008
58	Short	U.S. Treasury Bonds 20 Year,	(6,920,125)	(7,455)
		March 2008
		Net Unrealized Appreciation		$307,233

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Bond Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Bond Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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